COMMITMENTS AND CONTINGENT LIABILITIES (Legal proceedings and contingencies) (Details) $ in Thousands, € in Millions, ₪ in Millions, ₨ in Millions, R in Millions					1 Months Ended			12 Months Ended
	Jan. 15, 2021 USD ($)	Jan. 15, 2021 EUR (€)	Jan. 04, 2018 USD ($)	Jan. 04, 2018 ILS (₪)	Nov. 30, 2019	Jan. 17, 2018 USD ($)	Jan. 17, 2018 ILS (₪)	Dec. 31, 2020 USD ($) claims	Dec. 31, 2019 USD ($) claims	Dec. 31, 2018 USD ($) claims	Dec. 31, 2018 EUR (€) claims	Dec. 31, 2020 INR (₨)	Jun. 30, 2016 USD ($)	Jun. 30, 2016 EUR (€)	Jun. 30, 2016 ZAR (R)	Oct. 31, 2015 USD ($)	Oct. 31, 2015 EUR (€)	Oct. 31, 2015 ZAR (R)	Apr. 27, 2014 USD ($)	Apr. 27, 2014 ILS (₪)	Aug. 31, 2012 USD ($)	Aug. 31, 2012 ILS (₪)	Apr. 30, 2012 USD ($)	Apr. 30, 2012 ILS (₪)	Jan. 31, 2008 USD ($)	Jan. 31, 2008 EUR (€)	Dec. 31, 2007 USD ($)	Dec. 31, 2007 ILS (₪)
Loss Contingencies [Line Items]
Estimate of possible loss																									$ 17,060		$ 257
Total liability imposed								$ 6,319	$ 12,359	$ 8,903
Loss contingency liability, current								31,039	28,300
Loss contingency liability, non-current								21,910	21,505
Non-current insurance receivable								3,837	$ 3,176
Settlement amount for claims			$ 2,799			$ 13,900
Lawsuit claim amount										$ 6,640
Percentage of cost of arbitration					80.00%
Subsequent Event [Member]
Loss Contingencies [Line Items]
Settlement amount for claims	$ 890,000
USA [Member]
Loss Contingencies [Line Items]
Insurance receivable								20,000
Canada [Member]
Loss Contingencies [Line Items]
Insurance receivable								20,000
Australia [Member]
Loss Contingencies [Line Items]
Insurance receivable								50,000
India [Member]
Loss Contingencies [Line Items]
Insurance receivable								$ 600
Breach of Contract with Agent [Member] | Europe [Member]
Loss Contingencies [Line Items]
Estimate of possible loss													$ 6,520			$ 7,727
Breach of Contract with Agent [Member] | South Africa [Member]
Loss Contingencies [Line Items]
Estimate of possible loss													$ 3,700			$ 2,808
Health Claims [Member]
Loss Contingencies [Line Items]
Number of claims filed | claims								173
Individual Claims [Member]
Loss Contingencies [Line Items]
Number of claims filed | claims								172
Motion to be recognized as a class action Claims [Member]
Loss Contingencies [Line Items]
Number of claims filed | claims								13
New Silicosis Claim [Member]
Loss Contingencies [Line Items]
Number of claims filed | claims								38	45	54	54
Estimate of possible loss																			$ 56,180
Legal settelments and loss contingencies								$ 5,299	$ 7,258
Loss contingency liability								42,345	39,172
Loss contingency liability, current								20,435	17,667
Loss contingency liability, non-current								21,910	21,505
Insurance receivable								7,958	9,517
Current insurance receivable								6,283	6,340
Non-current insurance receivable								1,675	$ 3,176
Amount Israel insurance policy covers, minimum								20,000
Amount Israel insurance policy covers, maximum								$ 35,000
Breach of Contract Lawsuit Filed by Kfar Giladi Quarries [Member]
Loss Contingencies [Line Items]
Estimate of possible loss																							$ 60,500
Breach of Contract Lawsuit Filed Against Microgil and Kfar Giladi Quarries [Member]
Loss Contingencies [Line Items]
Estimate of possible loss																					$ 19,900
ILS [Member]
Loss Contingencies [Line Items]
Estimate of possible loss | ₪																												₪ 1.0
Settlement amount for claims | ₪				₪ 9.0			₪ 48.2
ILS [Member] | New Silicosis Claim [Member]
Loss Contingencies [Line Items]
Estimate of possible loss | ₪																				₪ 216.0
ILS [Member] | Breach of Contract Lawsuit Filed by Kfar Giladi Quarries [Member]
Loss Contingencies [Line Items]
Estimate of possible loss | ₪																								₪ 232.8
ILS [Member] | Breach of Contract Lawsuit Filed Against Microgil and Kfar Giladi Quarries [Member]
Loss Contingencies [Line Items]
Estimate of possible loss | ₪																						₪ 76.6
Euro [Member]
Loss Contingencies [Line Items]
Estimate of possible loss | €																										€ 15.7
Lawsuit claim amount | €											€ 5.8
Euro [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Settlement amount for claims | €		€ 7.2
Euro [Member] | Breach of Contract with Agent [Member] | Europe [Member]
Loss Contingencies [Line Items]
Estimate of possible loss | €														€ 6.2			€ 7.1
South African Rand [Member] | Breach of Contract with Agent [Member] | South Africa [Member]
Loss Contingencies [Line Items]
Estimate of possible loss | R															R 51.2			R 43.7
Rupees [Member] | India [Member]
Loss Contingencies [Line Items]
Insurance receivable | ₨												₨ 40